Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (4,935,261)	$ (1,629,777)	$ (5,160,960)	$ (2,640,590)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(102,160)	(38,405)	(53,669)	(35,371)
Depreciation and amortization	32,337	34,196	45,327	11,801
Stock-based compensation related to stock options	$ 3,114,190	538,368	3,486,856	1,445,744
Stock-based compensation related to issuance of Common Stock for stockholder investor relations, including amortization of $10,275 and $179,965 in 2014 and 2013 respectively, arising from grants to service providers		10,275	10,275	$ 179,965
Issuance of Common Stock for finders' fees on restricted Common Stock sales	$ 12,500	$ 36,168	$ 76,168
Issuance of Common Stock for consulting fees	$ 9,450			$ 23,519
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees		$ 10,436	$ 10,436
Issuance of Common Stock for 401(k) Plan contributions	$ 76,250	76,250	76,250	$ 76,250
Issuance of Common Stock in satisfaction of SEDA commitment fees		$ 150,000	150,000
Issuance of restricted Common Stock to two new Directors as compensation for services September 1,2015 to December 31, 2015	$ 100,000
Cancellation of Restricted Common Stock to stockholder relations agent		$ (9,020)	(9,020)
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	$ (3,436)	(12,170)	(7,780)	$ (5,382)
Accrued interest on convertible notes payable	21,698	16,816	22,947	28,958
Accounts payable	160,791	(84,464)	26,691	102,094
Accrued officers' payroll	(142,573)	(85,940)	(89,690)	206,250
Accrued expenses and other current liabilities	(30,964)	1,508	41,959	9,845
Net cash flows used by operating activities	(1,687,178)	(985,759)	(1,374,210)	(596,917)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(6,398)	(1,984)	(3,434)	(8,207)
Net cash flows used by investing activities	$ (6,398)	(1,984)	(3,434)	$ (8,207)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of issuance of 2014 note payable to YA Global Master SPV, Ltd. net of $39,000 commitment fee		461,000	461,000
Principal payments on 2014 note payable to YA Global Master SPV, Ltd.	$ (225,000)	(170,000)	(275,000)
Repayment of 2013 note payable to YA Global Master SPV, Ltd.		$ (175,000)	$ (175,000)	$ (25,000)
Proceeds of issuance of 2015 note payable to YA Global Master SPV, Ltd. net of $50,000 commitment fee	$ 450,000			180,000
Principal payments on 2015 note payable to YA Global Master SPV, Ltd.	(130,000)
Proceeds from sale of Common Stock	259,700	$ 952,100	$ 1,797,100	$ 407,720
Proceeds from the exercise of Common Stock Warrants	250,000	$ 336,000	663,500
Proceeds from exercise of stock options	1,020
Net cash flows provided by financing activities	605,720	$ 1,404,100	2,471,600	$ 562,720
NET (DECREASE) INCREASE IN CASH	(1,087,856)	416,357	1,093,956	(42,404)
CASH BEGINNING OF PERIOD	1,113,679	19,723	19,723	62,127
CASH END OF PERIOD	25,823	436,080	1,113,679	19,723
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	2,197	1,078	1,078	965
Interest paid	$ 19,089	24,978	33,791	$ 4,896
NON - CASH FINANCING ACTIVITIES:
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees		$ 10,436	$ 10,436
Issuance of Common Stock to stockholder relations agent for fees				$ 38,540
Issuance of Common Stock to an Executive Officer in payment of salaries payable	$ 120,000
Payment-in-Kind capital contribution of land by noncontrolling interest in Omagine LLC pursuant to Omagine LLC Stockholder Agreement	$ 718,614,000